Allowance for Loan Losses (Details 7) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Performing in accordance with modified repayment terms	$ 1,720	$ 5,873
Nonperforming	0	762
Total	1,720	6,635
Specific reserve	$ 0	$ 23